SCHEDULE III REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION AND AMORTIZATION (Reconciliation) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate
Balance at the beginning of the year	$ 730,962	$ 574,684	$ 1,227,207
Acquisitions	200,918	312,457	170,505
Improvements	34,435	31,818	37,219
Write-off of fully depreciated and fully amortized assets	(1,060)	(7,329)	(18,735)
Loss due to property damages	0	(964)	(668)
Sales	(140,395)	(178,068)	(664,114)
Reimbursement of construction costs	0	(1,636)	0
Deconsolidation	0	0	(176,730)
Balance at the end of the year	824,860	730,962	574,684
Accumulated depreciation and amortization:
Balance at the beginning of the year	49,842	41,817	120,176
Depreciation and amortization expense	31,961	32,661	48,994
Write-off of fully depreciated and fully amortized assets	(1,060)	(7,329)	(18,735)
Sales	(15,362)	(17,307)	(102,474)
Deconsolidation	0	0	(6,144)
Balance at the end of the year	$ 65,381	$ 49,842	$ 41,817